Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

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a)	On January 11, 2024, the Company took delivery of its newly built aframax tanker Chios DF.

b)	On January 19, 2024, the Company took delivery of its newly built aframax tanker Ithaki DF.

c)	On January 30, 2024, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.

d)	On February 28, 2024, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.

e)	On February 29, 2024, the Company signed a shipbuilding contract for the construction of a DP2 suezmax shuttle tanker (Hull 2708) with Samsung Heavy Industries.

f)	On March 26, 2024, the Company took delivery of the aframax tanker Mortmartre DF.

g)	On April 3, 2024, the Company took delivery of the aframax tanker Alpes.

h)	On April 11, 2024, the Company sold its aframax tanker Izumo Princess.